Long-Term Debt - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [abstract]
Event of default for acceleration of other debt	$ 100
Other long-term debt, an event of default for non-payment of other debt	$ 25